Financial Instruments - Sensitivity Analysis of Foreign Currency Risk (Detail)	9 Months Ended
	Sep. 30, 2020 SGD ($)	Sep. 30, 2020 GBP (£)	Sep. 30, 2019 SGD ($)
Foreign Currency Risk
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Impact of a 5% change in foreign exchange rates on profit or loss	$ (535,148)	£ 7,221	$ (502,732)